Lincoln Hedged S&P 500 Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–49.88%
INVESTMENT COMPANY–49.88%
Equity Fund–49.88%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	433,816	$12,587,599
Total Affiliated Investment (Cost $12,613,201)		12,587,599
UNAFFILIATED INVESTMENTS–52.78%
INVESTMENT COMPANY–0.61%
Money Market Fund–0.61%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.29%)	153,707	153,707
Total Investment Company (Cost $153,707)		153,707

	Number of Contracts

OPTIONS PURCHASED–52.17%
CENTRALLY CLEARED–52.17%
Call Options–47.60%
S&P 500 Mini Index Strike price $10.71, expiration date 6/18/25, notional amount $58,905	55	3,017,926
S&P 500 Mini Index Strike price $11.35, expiration date 9/17/25, notional amount $62,425	55	3,006,499
S&P 500 Mini Index Strike price $11.86, expiration date 12/17/25, notional amount $65,230	55	2,996,740
S&P 500 Mini Index Strike price $11.46, expiration date 3/18/26, notional amount $63,030	55	2,992,911
		12,014,076
	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
OPTIONS PURCHASED (continued)
CENTRALLY CLEARED (continued)
Put Options–4.57%
S&P 500 Mini Index Strike price $530.37, expiration date 6/18/25, notional amount $5,887,107	111	$96,650
S&P 500 Mini Index Strike price $561.87, expiration date 9/17/25, notional amount $6,236,757	111	262,452
S&P 500 Mini Index Strike price $587.24, expiration date 12/17/25, notional amount $6,518,364	111	422,515
S&P 500 Mini Index Strike price $567.57, expiration date 3/18/26, notional amount $6,300,027	111	371,765
		1,153,382
Total Options Purchased (Cost $13,304,895)		13,167,458
Total Unaffiliated Investments (Cost $13,458,602)		13,321,165

TOTAL INVESTMENTS–102.66% (Cost $26,071,803)	25,908,764

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(2.49)%
CENTRALLY CLEARED–(2.49)%
Call Options–(0.62)%
S&P 500 Mini Index Strike price $619.96, expiration date 6/18/25, notional amount $(6,881,556)	(111)	(10,032)
S&P 500 Mini Index Strike price $634.64, expiration date 9/17/25, notional amount $(7,044,504)	(111)	(28,464)
S&P 500 Mini Index Strike price $668.70, expiration date 12/17/25, notional amount $(7,422,570)	(111)	(20,681)
S&P 500 Mini Index Strike price $645.34, expiration date 3/18/26, notional amount $(7,163,274)	(111)	(95,973)
(155,150)
Put Options–(1.87)%
S&P 500 Mini Index Strike price $466.73, expiration date 6/18/25, notional amount $(5,180,703)	(111)	(25,627)
Lincoln Hedged S&P 500 Fund–1

Lincoln Hedged S&P 500 Fund
Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
CENTRALLY CLEARED (continued)
Put Options (continued)
S&P 500 Mini Index Strike price $494.45, expiration date 9/17/25, notional amount $(5,488,395)	(111)	$(94,419)
S&P 500 Mini Index Strike price $516.78, expiration date 12/17/25, notional amount $(5,736,258)	(111)	(178,351)
S&P 500 Mini Index Strike price $499.47, expiration date 3/18/26, notional amount $(5,544,117)	(111)	(174,704)
(473,101)
Total Options Written (Premiums received $(955,824))		(628,251)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.17%)		(41,979)
NET ASSETS APPLICABLE TO 2,369,348 SHARES OUTSTANDING–100.00%		$25,238,534

✧✧Standard Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes.
Lincoln Hedged S&P 500 Fund–2

Lincoln Hedged S&P 500 Fund
Notes
March 31, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Number of Shares 03/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-49.88%@
Equity Fund-49.88%@
✧✧LVIP SSGA S&P 500 Index Fund	$9,881,768	$3,982,396	$738,190	$(25,705)	$(512,670)	$12,587,599	433,816	$—	$—

@ As a percentage of Net Assets as of March 31, 2025.
✧✧ Standard Class shares.
Lincoln Hedged S&P 500 Fund–3